Investment in associates and joint ventures	6 Months Ended
Jun. 30, 2021
Investment in associates and joint ventures [Abstract]
Investment in associates and joint ventures

Investment in associates and joint ventures
Investments in associates and joint ventures
in EUR million
30 June 2021
Interest
held (%)
Fair value
of listed
invest-
ments
Balance
sheet
value
Total
assets
Total
liabilities
Total
income
Total
expenses
TMBThanachart Bank Public Company Limited
23 652 1,166 47,077 41,631 442 352
Other investments in associates and joint
ventures
295
1,461
Investments in associates and joint ventures
in EUR million
31 December 2020
Interest
held (%)
Fair value
of listed
invest-
ments
Balance
sheet
value
Total
assets
Total
liabilities
Total
income
Total
expenses
TMBThanachart Bank Public Company Limited
23 653 1,202 50,123 44,597 1,388 1,093
Other investments in associates and joint
ventures
273
1,475
The reporting dates of certain associates and joint ventures can differ from the reporting date of the Group, but by no more than three months.
TMBThanachart Bank Public Company Limited
ING Group has a 23 % investment in TMBThanachart Bank Public Company Limited (hereafter: TTB), a bank listed on the Stock Exchange of Thailand. TTB is providing products and services to Wholesale, Small and
Medium Enterprise (SME), and Retail customers.

TTB is accounted for as an investment in associate based on the size of ING shareholding and representation on the Board. IFRS requires to test its investment in TTB for impairment when there is an indication that impairment might exist.
Impairment testing
In the first half of 2021, the fair value of ING’s investment in TTB shows a significant and prolonged decline below purchase cost. This indicator triggered ING to perform an impairment test on the recoverability of the investment of TTB. The impairment test performed at 30 June 2021 did no t result in an impairment.
Methodology
The recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use
(‘VIU’). Fair value less costs of disposal is based on observable share price. The VIU calculation uses discounted
cash flow projections based on management’s best estimates. VIU is derived using a Dividend Discount Model
(DDM) where distributable equity, i.e. future earnings available to ordinary shareholders, is used as a proxy for future cash flows. The valuation looks at expected cash flows into perpetuity resulting in two main components to the VIU calculation:
i) the estimation of future earnings over a 5 year forecast period; and
ii) the terminal value being the extrapolation of earnings into perpetuity applying a long term growth
rate. The earnings that are used for extrapolation represent the stable long term financial results and position of TMB, i.e. a steady state. The terminal value comprises the majority of the total VIU.
Key assumptions used in the VIU calculation as at 30 June 2021

The value in use is determined using a valuation model which is subject to multiple management assumptions.
The key assumptions, i.e. those to which the overall result is most sensitive to, are the following:
● Expected future earnings of TTB: based on forecasts derived from broker consensus over the short to medium term and TTB observable targets for steady state earnings into perpetuity. A capital maintenance charge is applied, which is management’s forecast of the earnings that need to be withheld in order for
TTB to meet target regulatory requirements over the forecast period;
● Terminal growth rate: 2.15% (2020: 1.6%), consistent with current long term government bond yield in
Thailand as a proxy for a risk-free rate;
● Discount rate (cost of equity): 9.36% (2020: 8.49%), based on the capital asset pricing model (CAPM)
calculated for TTB, using current market data.
At 30 June 2021 the model was tested for reasonably possible changes to key assumptions in the model. This reflects the sensitivity of the VIU to each key assumption on its own and it is possible that more than one
favourable and/or unfavourable change may occur at the same time. Holding the other key assumptions constant, a reduction in all of the forecasted annual cash flows, including terminal value, of 15.4 % would reduce the recoverable amount to the carrying amount. A 525 bps decrease in long term growth rate or a
143 bps increase in the discount rate would cause the VIU to equal the carrying amount.
Other investments in associates and joint ventures
Included in Other investments in associates and joint ventures are mainly financial services and financial
technology funds or vehicles operating predominantly in Europe.

Other investments in associates and joint ventures represents a number of associates and joint ventures that are individually not significant to ING Group.
Changes in Investments in associates and joint ventures
in EUR million

June
2021

December
2020
Opening balance as at 1 January
1,475 1,790
Additions
31 24
Revaluations
4 -3
Share of results
23 66
Dividends received
-31 -12
Disposals
-6 -12
Impairments
-3 -235
Exchange rate differences -45 -144
Other
13 0
Closing balance 1,461 1,475
Share of results from associates and joint ventures of EUR 23 million (2020: EUR

million) as included in the
table above is mainly attributable to results of TTB of EUR 32 million (2020: EUR

million).